RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

18.         RELATED PARTY TRANSACTIONS

The Group signed a share transfer agreement with Wuhan Zall Internet Technology Co., Ltd, a subsidiary of Zall, in 2019. The total purchase price was $4,223 for a 30% equity interest in a long-term investment. As of December 31, 2020 and 2021, $2,820 and $2,730 has not been settled, respectively. Subsequently, $2,730 has been settled in April 2022. See Note 8 for details of the share transfer.

The Group entered into a GPS project technical services contract with Hankou North Import and Export Service Co., Ltd, a subsidiary of Zall, in 2019. The total technical services fee received from Hankou North was $123 in 2019, which was settled in full during 2019.

The Group entered into a technical development services contract with Demon Network Technology (Hong Kong) Co., Ltd. (“Demon Hong Kong”), a subsidiary of Zall, in 2019. The total technical services fee received from Demon Hong Kong in 2019 was $749 and all received as of December 31, 2020.

The Group signed a share transfer agreement with Yew Tee Global Investment Pte. Ltd., a company controlled by the Group’s managements, in 2021, to acquire the remaining 20% of the issued share capital of AVANT(L). Upon the share transfer, AVANT(L) became a wholly-owned subsidiary of Ezbuy. The total purchase price was $1,544 and was fully settled as of December 31, 2021.